LEASING - Summary of Lease Liability Maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	SFr 1,667.1	SFr 1,748.9
Less: present value discount	(447.8)	(491.2)
Present value of lease payments	1,219.3	1,257.7
Current portion	164.1	170.4
Non-current portion	1,055.2	1,087.3
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	164.1	170.4
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	152.0	153.9
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	148.8	145.5
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	141.3	141.9
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	135.2	135.0
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total payments	SFr 925.7	SFr 1,002.2